General and administrative expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018
General and administrative expenses
Execuive compensation	$ 5,821	$ 1,794
Consulting fees	6,517	1,154
Office and general	16,511	3,166
Professional fees	11,790	2,951
Salaries and wages	19,627	3,295
Insurance	5,356	396
Travel and accommodation	3,116	889
Rent	1,014	256
Total	$ 69,752	$ 13,901